Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments in statement of financial position, fair value
The following table summarizes the notional amount and fair value of the Company’s derivative instruments (in thousands):

						Fair Value of Liability
Derivatives designated	Balance Sheet	Notional	Interest	Effective	Maturity	December 31, 2012	December 31, 2011
as hedging instruments	Location	Amount	Rate	Date	Date
Interest Rate Swap (1)	Deferred rental income, derivative and other liabilities	$31,781	6.2%	11/04/2008	10/31/2012	$—	$(869)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	14,847	6.2%	06/12/2009	06/11/2012	—	(172)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	6,968	5.8%	02/20/2009	03/01/2016	(481)	(497)
Interest Rate Swap (1)	Deferred rental income, derivative and other liabilities	30,000	6.0%	11/24/2009	10/16/2012	—	(310)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	111,111	4.9%	02/28/2011	11/30/2013	(1,133)	(1,558)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	38,250	3.5%	09/26/2011	09/26/2014	(321)	(152)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	32,400	3.2%	09/05/2012	09/05/2015	(246)	—
						$(2,181)	$(3,558)

(1)	The associated loan was repaid, in full, on September 28, 2012, resulting in termination of the interest rate swap.

Schedule of derivative instruments, gain (loss) in statement of financial performance
The following table summarizes the gains and losses on the Company’s derivative instruments and hedging activities (in thousands):

	Amount of Gain (Loss) Recognized in Other Comprehensive Income			Amount of Loss Reclassified from Accumulated Other Comprehensive Income to Interest Expense (1)
	Year ended December 31,			Year ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010	2012	2011	2010
Interest Rate Swaps	$1,164	$98	$(853)	$213	$—	$—

(1) On September 28, 2012, the Company repaid $61.8 million of variable rate debt prior to its maturity. This debt was subject to interest rate swap agreements. As a result, the interest rate swap agreements were terminated and the Company reclassified $213,000 of unrealized losses previously recorded in accumulated other comprehensive income into interest expense. The remaining interest rate swaps were considered effective during the year ended December 31, 2012. In addition, there were no portions of the change in the fair value of the interest rate swap agreements that were considered ineffective during the years ended December 31, 2011 and 2010.